Document and Entity Information	Nov. 21, 2022
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 21, 2022
Entity Registrant Name	FAZE HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40083
Entity Tax Identification Number	84-2081659
Entity Address, Address Line One	720 N. Cahuenga Blvd.
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90038
City Area Code	818
Local Phone Number	688-6373
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed by Faze Holdings Inc. (the “Company”) to amend the Current Report on Form 8-K filed with the Securities and Exchange Commission on November 14, 2022 (the “Original Report”), solely to supplement Item 5.02 of the Original Report to include updated disclosure regarding the resignation of the Company’s Chief Strategy Officer. This Amendment does not otherwise amend, update or change any other disclosure contained in the Original Report.
Entity Central Index Key	0001839360
Common stock, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	FAZE
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock
Trading Symbol	FAZEW
Security Exchange Name	NASDAQ